Investment Risks - Defiance Leveraged Long + Income MSTR ETF	Apr. 30, 2025
Affiliated Fund Risk [Member]
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying ETFs because Affiliated Underlying ETFs pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some Affiliated Underlying ETFs may be higher than other Underlying ETFs or the Affiliated Underlying ETFs may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

Leveraged ETF Risk [Member]
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Leveraged ETF Risk. Investing in leveraged Underlying ETFs may amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying reference asset during the same period of time. Leveraged ETFs, like non-leveraged ETFs, subject the Fund to additional fees which can negatively impact performance. Leveraged Underlying ETFs are also subject to “ETF Risks” which is discussed separately in this section.

Investment in Other Investment Companies Risk [Member]
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Investment in Other Investment Companies Risk. Investments in other investment companies, including Underlying ETFs, are subject to general market and management risk. In addition, if the Fund acquires shares of investment companies, such as Underlying ETFs, shareholders may bear both their proportionate share of the Fund’s expenses and, indirectly, the expenses of the Underlying ETFs. Underlying ETFs are also subject to “ETF Risks” which is discussed separately in this section.